Vessel Charters	6 Months Ended
Jun. 30, 2013
Vessel Charters
4.	Vessel Charters

The minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2013, for the Partnership’s vessels chartered-in and vessels chartered-out are as follows:

	Remainder
	of 2013	2014	2015	2016	2017
Vessel Charters(i)	$	$	$	$	$
Charters-in – capital leases(ii)(iii)(iv)(v)	81,526	60,000	31,790	31,672	54,953

Charters-out – operating leases(vi)	170,270	321,257	315,392	291,475	288,855
Charters-out – direct financing leases	19,693	39,065	39,065	39,172	39,065

	189,963	360,322	354,457	330,647	327,920

(i)	The Teekay Tangguh Joint Venture is a party to operating leases whereby it is leasing the Tangguh Hiri and the Tangguh Sago liquefied natural gas (or LNG) carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The table does not include the Partnership’s minimum charter hire payments to be paid and received under these leases, which are described in more detail in Note 6 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012.
(ii)

As at June 30, 2013 and December 31, 2012, the Partnership had $475.4 million and $475.5 million, respectively, of cash which, including any interest earned on such amounts, are restricted to being used for charter hire payments of certain vessels chartered-in under capital leases. The Partnership also maintains restricted cash deposits relating to certain term loans and to amounts received from charterers to be used only for dry-docking expenditures and emergency repairs, which cash totaled $52.8 million and $53.1 million as at June 30, 2013 and December 31, 2012, respectively.

(iii)	As described in Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012, the Partnership has leasing arrangements relating to five of its LNG carriers (three through Teekay Nakilat Corporation (or the RasGas II LNG Carriers) and two through the Teekay Tangguh Joint Venture, in which the Partnership owns 70% and 69% ownership interests, respectively). Under these arrangements, the Partnership is the lessee and the lessors claim tax depreciation on the capital expenditures they incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin.

The tax indemnification is for the duration of the lease contracts with the third parties plus the years it would take for the lease payments to be statute barred, and ends in 2033 for two vessels and 2041 for three vessels. Although there is no maximum potential amount of future payments, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Partnership’s carrying amount of the tax indemnification guarantees as at June 30, 2013 was $24.4 million (December 31, 2012 – $24.9 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(iv)	Excludes estimated charter hire payments of $884.4 million for the period from 2018 to 2037.
(v)	As at June 30, 2013, the Partnership was a party to capital leases on five Suezmax tankers, all of which are classified as current obligations under capital lease in the Partnership’s consolidated balance sheets. Under these capital leases, the owner has the option to require the Partnership to purchase the five vessels. Also, under the charter contracts for these five vessels, the charterer, who is also the owner, has the option to cancel the charter contracts. For three of the five Suezmax tankers, the cancellation options are first exercisable in August 2013, November 2013 and April 2014, respectively. In July 2013, the Partnership received notification of termination from the owner for two of the five vessels, subject to approval by its board of directors and sale of the vessels to a third-party. Upon sale of the vessels, the Partnership will not be required to pay the balance of the capital lease obligations as the vessels under capital leases will be returned to the owner and the capital lease obligations will be concurrently extinguished. The amounts in the table assume the owner will not exercise their options to require the Partnership to purchase any of the five vessels from the owner. However, it assumes the owner will cancel the charter contracts when the cancellation right is first exercisable, which is the 13th year anniversary of each respective contract.
(vi)	Minimum scheduled future operating lease revenues do not include revenue generated from new contracts entered into after June 30, 2013, revenue from unexercised option periods of contracts that existed on June 30, 2013, or variable or contingent revenues. Therefore, the minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues that may be recognized for any of the years.